Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
Comprehensive loss	$ (80,204)	$ (34,742)
Canada
Income Tax Examination [Line Items]
Comprehensive loss	(71,188)	(31,056)
Foreign
Income Tax Examination [Line Items]
Comprehensive loss	$ (9,016)	$ (3,686)